Short-term debt (Details) R in Millions, $ in Billions	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ZAR (R)
Disclosure of detailed information about borrowings
Short-term debt	R 82		R 60
Short-term portion of long-term debt	22,334		5,506
Current lease liabilities	1,768		1,771
Total short-term debt	24,184		R 7,337
Unsecured debt, bond repayable in November 2022
Disclosure of detailed information about borrowings
Short-term portion of long-term debt	16,000	$ 1
Unsecured debt, repayable in August 2022
Disclosure of detailed information about borrowings
Short-term portion of long-term debt	R 2,200